Note 13 Other comprehensive income Changes in gains or losses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt securities [Member]
Financial assets at fair value throught other comprehensive income [Line Items]
Other comprehensive income changes in gains and losses	€ 2,069	€ 1,760	€ 943
Valuation gains and losses	(1,058)	489	1,267
Amounts transferred to income	(63)	(72)	(119)
Income tax and other	325	(107)	(331)
Other comprehensive income changes in gains and losses	1,274	2,069	1,760
equity instruments [Member]
Financial assets at fair value throught other comprehensive income [Line Items]
Other comprehensive income changes in gains and losses	(1,256)	(403)	(155)
Valuation gains and losses	183	(803)	(238)
Amounts transferred to reserves	0	(73)	0
Income tax and other	(7)	23	(10)
Other comprehensive income changes in gains and losses	€ (1,079)	€ (1,256)	€ (403)